Schedule of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	$ 979	$ 1,387
Additions	2,328	144
Depreciation	(396)	(549)
Disposal		(3)
Transfer from under construction
Property and equipment, ending balance	2,911	979
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	39,552	37,224
Property and equipment, ending balance		39,552
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	36,641	36,245
Property and equipment, ending balance		36,641
Air craft and engines [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	379	430
Additions	237
Depreciation	(82)	(51)
Disposal
Transfer from under construction	829
Property and equipment, ending balance	1,363	379
Air craft and engines [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	11,684	10,618
Property and equipment, ending balance		11,684
Air craft and engines [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	10,321	10,239
Property and equipment, ending balance		10,321
Radar and mapping equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	285	782
Additions	616
Depreciation	(288)	(494)
Disposal		(3)
Transfer from under construction	672
Property and equipment, ending balance	1,285	285
Radar and mapping equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	26,166	24,878
Property and equipment, ending balance		26,166
Radar and mapping equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	24,881	24,593
Property and equipment, ending balance		24,881
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	2	4
Additions	32
Depreciation	(6)	(2)
Disposal
Transfer from under construction
Property and equipment, ending balance	28	2
Furniture and fixtures [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	377	345
Property and equipment, ending balance		377
Furniture and fixtures [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	349	343
Property and equipment, ending balance		349
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	11
Additions	66	13
Depreciation	(20)	(2)
Disposal
Transfer from under construction
Property and equipment, ending balance	57	11
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,147	1,081
Property and equipment, ending balance		1,147
Leasehold improvements [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,090	1,070
Property and equipment, ending balance		1,090
Under construction [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	302	171
Additions	1,377	131
Depreciation
Disposal
Transfer from under construction	(1,501)
Property and equipment, ending balance	178	302
Under construction [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	178	302
Property and equipment, ending balance		178
Under construction [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance
Property and equipment, ending balance